Long-Term Investments (Tables)	12 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
Schedule of equity securities without readily determinable fair values
	As of June 30,
	2021	2020
Equity investments without readily determinable fair values
CLPS Lihong Financial Information Services Co., Ltd. (“CLPS Lihong”)	558,509	510,405
Guangdong Zhichuang Software Technology Co., Ltd. (“Guangdong Zhichuang”)	92,928	-
Shenzhen Huaqin Robotics Co., Ltd. (“Huaqin Robotics”)	154,880	-
Total equity investments without readily determinable fair values	806,317	510,405

Equity method investments
Economic Modeling Information Technology Co., Ltd. (“EMIT”)	134,750	169,726
Shanghai Shier Information Technology Co., Ltd. (“Shier”)	73,717	-
Total equity method investments	208,467	169,726
Total	$1,014,784	$680,131